Lease Liability	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease Liability

9.	LEASE LIABILITY
The Company entered into an operating lease agreement for its Victoria, BC facility (of approximately 4,900 square feet of office space). As previously highlighted (Note 6 –
Right-of-Use
Asset), the Company extended the term of the lease for 12 months. The lease expires on November 30, 2026 with the option of the Company to extend the term for an additional 12 months.
The cost components of the operating lease were as follows for the periods ended December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Lease Cost
Operating lease expense	$83,671	$65,739
Variable lease expense	71,469	71,147
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	0.92
Weighted average discount rate	6.05%	9.02%
Variable lease costs are payments that vary because of changes in facts or circumstances and include common area maintenance and property taxes related to the premises. Variable lease costs are excluded from the calculation of minimum lease payments.
The Company’s future minimum lease payments as of December 31, 2025 are as follows:

Year ending December 31:
2026	85,312
2027	78,202

Total undiscounted future minimum lease payments	$163,514
Less: imputed interest	(9,152)

Present value of lease liabilities at December 31, 2025	$154,362

The lease liability balance is comprised as follows:

	December 31, 2025	December 31, 2024
Current portion	$78,452	$71,859
Non-current portion	75,910	—

	$154,362	$71,859

During the year ended December 31, 2024, the Company subleased approximately 616 square feet office space with amounts totaling $28,069 ($24,436 – year ended December 31, 2024) being recorded as a reduction to general and administrative expenses.